Annual Fund Operating Expenses - SA Multi-Managed Mid Cap Value Portfolio	Jul. 29, 2021
Class 1
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.95%
Class 2
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	0.15%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.10%
Class 3
Operating Expenses:
Management Fees	0.85%
Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.20%